Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 16 - Related Party Balances and Transactions

The Company carries out transactions with related party as detailed below.  The Company's principal shareholder is also the principal shareholder of an affiliated supplier. In December 2012, a receiver was appointed for such supplier. The Company's transactions with related party are carried out on an arm's-length basis.
A.           Balances with related parties

	December 31
	2012	2011
Trade accounts payable	1,336	1,046

B.           Transactions with related parties

	Year ended December 31
	2012	2011	2010
Cost of revenues (*)	3,287	2,674	1,963

(*)	The Company's purchases from such supplier accounted for 24.5%, 18.4% and 16.1% of its raw material costs in 2012, 2011 and 2010, respectively.